TANGIBLE FIXED ASSETS - Property, Plant and Equipment Impairments and Loss on Sale (Details) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of Cash Generating Units		1
Number of cash generating units considered at year end		3
Impairment of tangible fixed assets | $		$ 31,498	$ 855	$ 55,838
Crypto Asset Hosting Agreements | Miners At Merkle's Memphis
Disclosure of detailed information about property, plant and equipment [line items]
Cash proceeds | $	$ 2,000
Number of miners sold	8,000
Number of mining machines to be transferred	1,232
Crypto Asset Hosting Agreements | Miners At Merkle's Memphis, Tennessee Location
Disclosure of detailed information about property, plant and equipment [line items]
Number of mining machines to be hosted	9,315
Crypto Asset Hosting Agreements | Miners At Merkle's Washington State Location
Disclosure of detailed information about property, plant and equipment [line items]
Number of mining machines to be hosted	4,000
Mining machines to be sold (CGU)
Disclosure of detailed information about property, plant and equipment [line items]
Amount of cash-generating unit | $		$ 4,300
Number of mining machines operated		22,819
Mining machines operating at owned facility in Quebec (CGU)
Disclosure of detailed information about property, plant and equipment [line items]
Amount of cash-generating unit | $		$ 1,400
Cash flow forecast discounted, Period		18 months
Discount rate		22.60%
Number of mining machines operated		2,200
Mining And Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of tangible fixed assets | $		$ 31,500	900
Mining And Computer Equipment | Hashprice
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of change in actuarial assumption (in %)		5.00%
Mining And Computer Equipment | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of change in actuarial assumption (in %)		1.00%
Chips
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of tangible fixed assets | $		$ 600	$ 100